CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit	Redeemable Convertible Preferred Stock	Exchangeable Preferred Stock	Common Stock Common Stock	Exchangeable AA Stock Common Stock
Mezzanine equity, beginning balance (in shares) at Dec. 31, 2018					47,476,173	0
Mezzanine equity, beginning balance at Dec. 31, 2018					$ 135,506,000	$ 0
Increase (Decrease) in Mezzanine Equity
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs (in shares)					21,436,746
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs					$ 224,664,000
Exchangeable Stock conversion in connection with the corporate inversion (in shares)					(12,159,185)	12,159,185
Exchangeable Stock conversion in connection with the corporate inversion					$ (45,203,000)	$ 45,203,000
Mezzanine equity, ending balance (in shares) at Dec. 31, 2019					56,753,734	12,159,185
Mezzanine equity, ending balance at Dec. 31, 2019	$ 360,170,000				$ 314,967,000	$ 45,203,000
Beginning balance (in shares) at Dec. 31, 2018							9,426,463	0
Beginning balance at Dec. 31, 2018	(90,882,000)	$ 856,000	$ 122,000	$ (91,860,000)			$ 0
Increase (Decrease) in Stockholders' Deficit
Exchangeable Stock conversion in connection with the corporate inversion (in shares)							(9,842,579)	9,842,579
Issuance of common stock upon exercise of stock options (in shares)							6,121,686
Issuance of common stock upon exercise of stock options	738,000	737,000					$ 1,000
Stock-based compensation	3,380,000	3,380,000
Issuance of warrants	59,000	59,000
Components of comprehensive loss:
Net loss	(178,249,000)			(178,249,000)
Other comprehensive loss	6,284,000		6,284,000
Ending balance (in shares) at Dec. 31, 2019							5,705,570	9,842,579
Ending balance at Dec. 31, 2019	(258,670,000)	5,032,000	6,406,000	(270,109,000)			$ 1,000
Increase (Decrease) in Mezzanine Equity
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs (in shares)						420,570
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs						$ 4,530,000
Mezzanine equity, ending balance (in shares) at Sep. 30, 2020					73,159,553	12,579,755
Mezzanine equity, ending balance at Sep. 30, 2020					$ 490,896,000	$ 49,733,000
Increase (Decrease) in Stockholders' Deficit
Issuance of common stock upon exercise of stock options (in shares)							728,287
Issuance of common stock upon exercise of stock options	1,249,000	1,249,000
Stock-based compensation	5,829,000	5,829,000
Components of comprehensive loss:
Net loss	(178,056,000)			(178,056,000)
Other comprehensive loss	(5,099,000)		(5,099,000)
Ending balance (in shares) at Sep. 30, 2020							6,433,857	9,842,579
Ending balance at Sep. 30, 2020	(434,748,000)	12,110,000	1,307,000	(448,166,000)			$ 1,000
Mezzanine equity, beginning balance (in shares) at Dec. 31, 2019					56,753,734	12,159,185
Mezzanine equity, beginning balance at Dec. 31, 2019	360,170,000				$ 314,967,000	$ 45,203,000
Increase (Decrease) in Mezzanine Equity
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs (in shares)					18,863,308	420,570
Issuance of Redeemable Convertible Preferred Stock and Exchangeable Stock, net of issuance costs					$ 202,169,000	$ 4,530,000
Series D Redeemable convertible Preferred Stock extension round (in shares)					47,637
Series D Redeemable convertible Preferred Stock extension round					$ 594,000
Mezzanine equity, ending balance (in shares) at Dec. 31, 2020					75,664,679	12,579,755
Mezzanine equity, ending balance at Dec. 31, 2020	567,463,000				$ 517,730,000	$ 49,733,000
Beginning balance (in shares) at Dec. 31, 2019							5,705,570	9,842,579
Beginning balance at Dec. 31, 2019	$ (258,670,000)	5,032,000	6,406,000	(270,109,000)			$ 1,000
Increase (Decrease) in Stockholders' Deficit
Exchange of Series Voting Series AA Common to Common Stock (in shares)							405,221	(405,221)
Issuance of common stock upon exercise of stock options (in shares)	1,093						1,058,967
Issuance of common stock upon exercise of stock options	$ 1,643,000	1,643,000
Stock-based compensation	7,223,000	7,223,000
Components of comprehensive loss:
Net loss	(250,316,000)			(250,316,000)
Other comprehensive loss	(740,000)		(740,000)
Ending balance (in shares) at Dec. 31, 2020							7,169,758	9,437,358
Ending balance at Dec. 31, 2020	(500,860,000)	13,898,000	5,666,000	(520,425,000)			$ 1,000
Mezzanine equity, beginning balance (in shares) at Jun. 30, 2020					72,069,019	12,579,755
Mezzanine equity, beginning balance at Jun. 30, 2020					$ 479,156,000	$ 49,733,000
Mezzanine equity, ending balance (in shares) at Sep. 30, 2020					73,159,553	12,579,755
Mezzanine equity, ending balance at Sep. 30, 2020					$ 490,896,000	$ 49,733,000
Beginning balance (in shares) at Jun. 30, 2020							6,283,089	9,842,579
Beginning balance at Jun. 30, 2020	(382,422,000)	10,698,000	(470,000)	(392,651,000)			$ 1,000
Increase (Decrease) in Stockholders' Deficit
Issuance of common stock upon exercise of stock options (in shares)							150,768
Issuance of common stock upon exercise of stock options	392,000	392,000
Stock-based compensation	1,020,000	1,020,000
Components of comprehensive loss:
Net loss	(55,514,000)			(55,514,000)
Other comprehensive loss	1,777,000		1,777,000
Ending balance (in shares) at Sep. 30, 2020							6,433,857	9,842,579
Ending balance at Sep. 30, 2020	(434,748,000)	12,110,000	1,307,000	(448,166,000)			$ 1,000
Mezzanine equity, ending balance (in shares) at Sep. 30, 2020					73,159,553	12,579,755
Mezzanine equity, ending balance at Sep. 30, 2020					$ 490,896,000	$ 49,733,000
Ending balance (in shares) at Sep. 30, 2020							6,433,857	9,842,579
Ending balance at Sep. 30, 2020	(434,748,000)	12,110,000	1,307,000	(448,166,000)			$ 1,000
Mezzanine equity, ending balance (in shares) at Dec. 31, 2020					75,664,679	12,579,755
Mezzanine equity, ending balance at Dec. 31, 2020	567,463,000				$ 517,730,000	$ 49,733,000
Ending balance (in shares) at Dec. 31, 2020							7,169,758	9,437,358
Ending balance at Dec. 31, 2020	(500,860,000)	13,898,000	5,666,000	(520,425,000)			$ 1,000
Mezzanine equity, ending balance (in shares) at Sep. 30, 2021					75,757,555	12,579,755
Mezzanine equity, ending balance at Sep. 30, 2021	568,483,000				$ 518,750,000	$ 49,733,000
Increase (Decrease) in Stockholders' Deficit
Exchangeable Stock conversion in connection with the corporate inversion (in shares)							56,075
Exchange of Series Voting Series AA Common to Common Stock (in shares)							16,168	(16,168)
Issuance of common stock upon exercise of stock options (in shares)							1,230,155
Issuance of common stock upon exercise of stock options	3,079,000	3,079,000
Stock-based compensation	20,174,000	20,174,000
Components of comprehensive loss:
Net loss	(217,074,000)			(217,074,000)
Other comprehensive loss	1,714,000		1,714,000
Ending balance (in shares) at Sep. 30, 2021							8,472,156	9,421,190
Ending balance at Sep. 30, 2021	(692,847,000)	37,271,000	7,380,000	(737,499,000)			$ 1,000
Mezzanine equity, beginning balance (in shares) at Jun. 30, 2021					75,757,555	12,579,755
Mezzanine equity, beginning balance at Jun. 30, 2021					$ 518,750,000	$ 49,733,000
Mezzanine equity, ending balance (in shares) at Sep. 30, 2021					75,757,555	12,579,755
Mezzanine equity, ending balance at Sep. 30, 2021	568,483,000				$ 518,750,000	$ 49,733,000
Beginning balance (in shares) at Jun. 30, 2021							8,123,008	9,437,358
Beginning balance at Jun. 30, 2021	(631,672,000)	32,742,000	8,500,000	(672,915,000)			$ 1,000
Increase (Decrease) in Stockholders' Deficit
Exchange of Series Voting Series AA Common to Common Stock (in shares)							16,168	(16,168)
Issuance of common stock upon exercise of stock options (in shares)							332,980
Issuance of common stock upon exercise of stock options	956,000	956,000
Stock-based compensation	3,573,000	3,573,000
Components of comprehensive loss:
Net loss	(64,584,000)			(64,584,000)
Other comprehensive loss	(1,120,000)		(1,120,000)
Ending balance (in shares) at Sep. 30, 2021							8,472,156	9,421,190
Ending balance at Sep. 30, 2021	$ (692,847,000)	$ 37,271,000	$ 7,380,000	$ (737,499,000)			$ 1,000